Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Expenses
Salaries	€ 10,635	€ 10,413	€ 10,031
Social security expenses	1,589	1,439	1,477
Share-based payment expenses	2,794	1,084	1,835
Pension expenses	408	419	369
Employee-related restructuring expenses	25	(7)	1,111
Termination benefits outside of restructuring plans	101	72	47
Employee benefits expenses	€ 15,552	€ 13,420	€ 14,870